Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Use of Estimates

Use of Estimates—Preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. These estimates and assumptions are based on management’s knowledge of current events and actions that we may undertake in the future. Estimates are used in determining the fair value of leased real estate, the useful lives of real estate and other long-lived assets, future cash flows associated with goodwill and other long-lived asset impairment testing, deferred tax assets and liabilities and loss contingencies. Estimates were also utilized in the determination of historical allocations of shared employees’ payroll, benefits and incentives and management fees. Actual results may differ from these estimates and assumptions.

Use of Estimates—Preparation of the combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. These estimates and assumptions are based on management’s knowledge of current events and actions that we may undertake in the future. Estimates are used in determining the fair value of leased real estate, the useful lives of real estate and other long-lived assets, future cash flows associated with goodwill and other long-lived asset impairment testing, deferred tax assets and liabilities and loss contingencies. Estimates were also utilized in the determination of historical allocations of shared employees payroll, benefits and incentives and management fees. Actual results may differ from these estimates and assumptions.

Investments in Real Estate

Investments in Real Estate—Investments in real estate consist of land, buildings, improvements and integral equipment utilized in our data center operations. Real estate acquired from third parties has been recorded at its acquisition cost. Real estate acquired from CBI and its affiliates has been recorded at its historical cost basis. Additions and improvements which extend an asset’s useful life or increase its functionality are capitalized and depreciated over the asset’s remaining life. Maintenance and repairs are expensed as incurred.

When we are involved in the construction of structural improvements to leased property, we are deemed the accounting owner of the leased real estate. In these instances, we bear substantially all the construction period risk, including managing or funding construction. These transactions generally do not qualify for sale-leaseback accounting due to our continued involvement in these data center operations. At inception, the fair value of the real estate, which generally consists of a building shell, and our associated obligation is recorded as construction in progress. As construction progresses, the value of the asset and obligation increases by the fair value of the structural improvements. When construction is complete, the asset is placed in service and depreciation commences. Leased real estate is depreciated to the lesser of (i) its estimated fair value at the end of the term or (ii) the expected amount of the unamortized obligation at the end of the term. The associated obligation is presented as other financing arrangements in the accompanying condensed consolidated balance sheets.

When we are not deemed the accounting owner, we further evaluate leased real estate to determine whether the lease should be classified as a capital or operating lease. One of the following four characteristics must be present to classify a lease as a capital lease: (i) the lease transfers ownership of the property to the lessee by the end of the lease term, (ii) the lease contains a bargain purchase option, (iii) the lease term is equal to 75% or more of the estimated economic life of the leased property or (iv) the net present value of the lease payments are at least 90% of the fair value of the leased property.

Construction in progress includes direct and indirect expenditures for the construction and expansion of our data centers and is stated at its acquisition cost. Independent contractors perform substantially all of the construction and expansion efforts of our data centers. Construction in progress includes costs incurred under construction contracts including project management services, engineering and schematic design services, design development, construction services and other construction-related fees and services. Interest, property taxes and certain labor costs are also capitalized during the construction of an asset.

Investments in Real Estate—Investments in real estate consist of land, buildings, improvements and integral equipment utilized in our data center operations. Real estate acquired from third parties has been recorded at its acquisition cost. Real estate acquired from CBI and its affiliates has been recorded at its historical cost basis. Additions and improvements which extend an asset’s useful life or increase its functionality are capitalized and depreciated over the asset’s remaining life. Maintenance and repairs are expensed as incurred.

When we are involved in the construction of structural improvements to the leased property, we are deemed the accounting owner of leased real estate. In these instances, we bear substantially all the construction period risk, such as managing or funding construction. These transactions generally do not qualify for sale-leaseback accounting due to our continued involvement in these data center operations. At inception, the fair value of the real estate, which generally consists of a building shell, and our associated obligation is recorded as construction in progress. As construction progresses, the value of the asset and obligation increases by the fair value of the structural improvements. When construction is complete, the asset is placed in service and depreciation commences. Leased real estate is depreciated to the lesser of (i) its estimated fair value at the end of the term or (ii) the expected amount of the unamortized obligation at the end of the term. As of December 31, 2012 and 2011, leased assets, where we are deemed the accounting owner, were $60.8 million and $48.2 million, respectively. The associated obligation is presented as other financing arrangements in the accompanying combined balance sheets.

When we are not deemed the accounting owner, we further evaluate leased real estate to determine whether the lease should be classified as a capital or operating lease. One of the following four characteristics must be present to classify a lease as a capital lease: (i) the lease transfers ownership of the property to the lessee by the end of the lease term, (ii) the lease contains a bargain purchase option, (iii) the lease term is equal to 75% or more of the estimated economic life of the leased property or (iv) the net present value of the lease payments are at least 90% of the fair value of the leased property. As of December 31, 2012 and 2011, capital lease assets included in investment in real estate were $61.4 million and $59.2 million, respectively.

Construction in progress includes direct and indirect expenditures for the construction and expansion of our data centers and is stated at its acquisition cost. Independent contractors perform substantially all of the construction and expansion efforts of our data centers. Construction in progress includes costs incurred under construction contracts including project management services, engineering and schematic design services, design development, construction services and other construction-related fees and services. Interest, property taxes and certain labor costs are also capitalized during the construction of an asset. Capitalized interest in 2012, 2011, and 2010 was $2.7 million, $2.6 million, and $0.5 million, respectively. These costs are depreciated over the estimated useful life of the related assets.

Depreciation is calculated using the straight-line method over the estimated useful life of the asset. Useful lives range from 20 to 48 years for buildings, 3 to 25 years for building improvements, and 3 to 5 years for equipment. Leasehold improvements are amortized over the shorter of the asset’s useful life or the remaining lease term, including renewal options which are reasonably assured.

Cash and Cash Equivalents

Cash and Cash Equivalents—Cash and cash equivalents include all non-restricted cash held in financial institutions and other non-restricted highly liquid short-term investments with original maturities at acquisition of three months or less.

Cash and Cash Equivalents—Cash and cash equivalents consist of funds on deposit at financial institutions.
Restricted Cash	Restricted Cash—Restricted cash consists of funds held in escrow to fund construction.	Restricted Cash—Restricted cash consists of funds held in escrow to fund construction.
Goodwill

Goodwill—Goodwill represents the excess of the purchase price over the fair value of net assets acquired in connection with business acquisitions. We perform impairment testing of goodwill, at the reporting unit level, on an annual basis or more frequently if indicators of potential impairment exist. The fair value of our reporting unit was determined using a combination of market-based valuation multiples for comparable businesses and discounted cash flow analysis based on internal financial forecasts incorporating market participant assumptions. There were no impairments recognized for any of the periods presented.

Goodwill—Goodwill represents the excess of the purchase price over the fair value of net assets acquired in connection with business acquisitions. We perform impairment testing of goodwill, at the reporting unit level, on an annual basis or more frequently if indicators of potential impairment exist. The fair value of our reporting unit was determined using a combination of market-based valuation multiples for comparable businesses and discounted cash flow analysis based on internal financial forecasts incorporating market participant assumptions. The fair value of each reporting unit exceeded its corresponding carrying value; therefore, no impairments were recognized in 2012, 2011 or 2010.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets—Intangible assets represent purchased assets that lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged, either on its own or in combinations with a related contract, asset, or liability. Intangible assets with finite lives consist of trademarks, customer relationships, and a favorable leasehold interest.

Management reviews the carrying value of long-lived assets, including intangible assets with definite lives, when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Examples of such indicators may include a significant adverse change in the extent to which or manner in which the property is being used, an accumulation of costs significantly in excess of the amount originally expected for acquisition or development, or a history of operating or cash flow losses. When such indicators exist, we review an estimate of the undiscounted future cash flows expected to result from the use of an asset (or group of assets) and its eventual disposition and compare such amount to its carrying amount. We consider factors such as future operating income, leasing demand, competition and other factors. If our undiscounted net cash flows indicate that we are unable to recover the carrying value of the asset, an impairment loss is recognized. An impairment loss is measured as the amount by which the asset’s carrying value exceeds its estimated fair value. There were no impairments recognized for any of the periods presented.

Long-Lived and Intangible Assets—Intangible assets represent purchased assets that lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged, either on its own or in combinations with a related contract, asset, or liability. Intangible assets with finite lives consist of trademarks, customer relationships, and a favorable leasehold interest.

Management reviews the carrying value of long -lived assets, including intangible assets with definite lives, when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Examples of such indicators may include a significant adverse change in the extent to which or manner in which the property is being used, an accumulation of costs significantly in excess of the amount originally expected for acquisition or development, or a history of operating or cash flow losses. When such indicators exist, we review an estimate of the undiscounted future cash flows expected to result from the use of an asset (or group of assets) and its eventual disposition and compare such amount to its carrying amount. We consider factors such as future operating income, leasing demand, competition and other factors. If our undiscounted net cash flows indicate that we are unable to recover the carrying value of the asset, an impairment loss is recognized. An impairment loss is measured as the amount by which the asset’s carrying value exceeds its estimated fair value.

Deferred Costs

Deferred Costs—Deferred costs include both deferred leasing costs and deferred financing costs. Sales commissions incurred at the commencement of a new lease are capitalized and amortized over the term of the customer lease. Amortization of deferred leasing costs is presented with depreciation and amortization in the accompanying condensed consolidated statements of operations. If a lease terminates prior to the expected life of the customer relationship, the remaining unamortized cost is written off to amortization expense.

Deferred financing costs include costs incurred in connection with issuance of debt and the revolving credit facility. These financing costs are capitalized and amortized over the term of the debt or revolving credit facility and are included as a component of interest expense.

Other Financing Arrangements

Other Financing Arrangements—Other financing arrangements represent leases of real estate where we are involved in the construction of structural improvements to develop buildings into data centers. When we bear substantially all the construction period risk, such as managing or funding construction, we are deemed to be the accounting owner of the leased property and, at the lease inception date, we are required to record at fair value the property and associated liability on our condensed consolidated balance sheet. These transactions generally do not qualify for sale-leaseback accounting due to our continued involvement in these data center operations.

Other Financing Arrangements—Other financing arrangements represent leases of real estate where we are involved in the construction of structural improvements to develop buildings into data centers. When we bear substantially all the construction period risk, such as managing or funding construction, we are deemed to be the accounting owner of the leased property and, at the lease inception date, we are required to record at fair value the property and associated liability on our combined balance sheet. These transactions generally do not qualify for sale-leaseback accounting due to our continued involvement in these data center operations.

Revenue Recognition

Revenue Recognition—Colocation rentals are generally billed monthly in advance, and some contracts have escalating payments over the term of the contract. If rents escalate without the lessee gaining access to or control over additional leased space or power, and the lessee takes possession of, or controls the physical use of the property (including all contractually committed power) at the beginning of the lease term, the rental payments by the lessee are recognized as revenue on a straight-line basis over the term of the lease. If rents escalate because the lessee gains access to and control over additional leased space or power, revenue is recognized in proportion to the additional space or power in the years that the lessee has control over the use of the additional space or power. The excess of revenue recognized over amounts contractually due is recognized in other assets in the accompanying condensed consolidated balance sheets.

Some of our leases are structured on a full-service gross basis in which the customer pays a fixed amount for both colocation rental and power. Other leases provide that the customer will be billed for power based upon actual usage which is separately metered. In both cases, this revenue is presented on a gross basis in the accompanying condensed consolidated statements of operations. Power is generally billed one month in arrears, and an estimate of this revenue is accrued in the month that the associated costs are incurred. We generally are not entitled to reimbursements for real estate taxes, insurance or other operating expenses.

Revenue is recognized for services or products that are deemed separate units of accounting. When a customer makes an advance payment which is not deemed a separate unit of accounting, deferred revenue is recorded. This revenue is recognized ratably over the expected term of the customer relationship, unless the pattern of service suggests otherwise.

Certain customer contracts require specified levels of service or performance. If we fail to meet these service levels, our customers may be eligible to receive credits on their contractual billings. These credits are recognized against revenue when an event occurs that gives rise to such credits.

Revenue Recognition—Colocation rentals are generally billed monthly in advance, and some contracts have escalating payments over the non cancellable term of the contract. If rents escalate without the lessee gaining access to or control over additional leased space or power, and the lessee takes possession of, or controls the physical use of the property (including all contractually committed power) at the beginning of the lease term, the rental payments by the lessee are recognized as revenue on a straight-line basis over the term of the lease. If rents escalate because the lessee gains access to and control over additional leased space or power, revenue is recognized in proportion to the additional space or power in the years that the lessee has control over the use of the additional space or power. The excess of revenue recognized over amounts contractually due is recognized in other assets in the accompanying combined balance sheets.

Some of our leases are structured on a full-service gross basis in which the customer pays a fixed amount for both colocation rental and power. Other leases provide that the customer will be billed for power based upon actual usage which is separately metered. In both cases, this revenue is presented on a gross basis in the accompanying combined statements of operations. Power is generally billed one month in arrears, and an estimate of this revenue is accrued in the month that the associated costs are incurred. We generally are not entitled to reimbursements for real estate taxes, insurance or other operating expenses.

Revenue is recognized for services or products that are deemed separate units of accounting. When a customer makes an advance payment which is not deemed a separate unit of accounting, deferred revenue is recorded. This revenue is recognized ratably over the expected term of the customer relationship, unless the pattern of service suggests otherwise. As of December 31, 2012 and 2011, deferred revenue was $52.8 million and $49.0 million, respectively.

Certain customer contracts require specified levels of service or performance. If we fail to meet these service levels, our customers may be eligible to receive credits on their contractual billings. These credits are recognized against revenue when an event occurs that gives rise to such credits.

Property Operating Expenses

Property Operating Expenses—Property operating expenses generally consist of electricity, salaries and benefits of data center operations personnel, real estate taxes, security, rent, insurance and other site operating and maintenance costs.

Property Operating Expenses—Property operating expenses generally consist of electricity, salaries and benefits of data center operations personnel, real estate taxes, security, rent, insurance and other site operating and maintenance costs

Sales and Marketing Expense	Sales and Marketing Expense—Sales and marketing expense is comprised of compensation and benefits associated with sales and marketing personnel as well as advertising and marketing costs.

Sales and Marketing Expense—Sales and marketing expense is comprised of compensation and benefits associated with sales and marketing personnel as well as advertising and marketing costs. Prior to January 1, 2011, certain commissions were paid as a percentage of monthly recurring revenue, and these amounts were included in sales and marketing expense. These commission plans were terminated on December 31, 2010. Costs related to advertising are expensed as incurred and amounted to $2.9 million, $1.4 million and $0.2 million in 2012, 2011 and 2010, respectively.

General and Administrative Expense	General and Administrative Expense—General and administrative expense is comprised of salaries and benefits of senior employees and support functions, such as legal and consulting.
Depreciation and Amortization Expense

Depreciation and Amortization Expense—Depreciation expense is recognized over the estimated useful lives of real estate applying the straight-line method. The useful life of leased real estate and leasehold improvements is the lesser of the economic useful life of the asset or the term of the lease, including optional renewal periods if renewal of the lease is reasonably assured. The residual value of leased real estate is estimated as the lesser of (i) the expected fair value of the asset at the end of the lease term or (ii) the expected amount of the unamortized liability at the end of the lease term. Estimated useful lives are periodically reviewed.

Amortization expense is recognized over the estimated useful lives of finite-lived intangibles. An accelerated method of amortization is utilized to amortize our customer relationship intangible, consistent with the benefit expected to be derived from this asset. We amortize trademarks, favorable leasehold interests, deferred leasing costs and deferred sales commissions, over their estimated useful lives. The estimated useful life of trademarks and customer relationships is eight to 15 years. In addition, we have a favorable leasehold interest related to a land lease that is being amortized over the remaining lease term of 56 years.

Depreciation and Amortization Expense—Depreciation expense is recognized over the estimated useful lives of real estate applying the straight-line method. The useful life of leased real estate and leasehold improvements is the lesser of the economic useful life of the asset or the term of the lease, including optional renewal periods if renewal of the lease is reasonably assured. The residual value of leased real estate is estimated as the lesser of (i) the expected fair value of the asset at the end of the lease term or (ii) the expected amount of the unamortized liability at the end of the lease term. Estimated useful lives are periodically reviewed. Depreciation expense was $54.5 million, $39.1 million and $26.9 million in 2012, 2011 and 2010, respectively.

Amortization expense is recognized over the estimated useful lives of finite-lived intangibles. An accelerated method of amortization is utilized to amortize our customer relationship intangible, consistent with the benefit expected to be derived from this asset. We amortize trademarks, favorable leasehold interests, deferred leasing costs and deferred sales commissions, over their estimated useful lives. The estimated useful life of trademarks and customer relationships is eight to 15 years. The favorable leasehold interest is being amortized over the remaining lease term of 56 years. Deferred leasing costs are amortized over three to five years. Amortization expense was $18.9 million, $16.4 million and $9.3 million in 2012, 2011 and 2010, respectively.

Transaction-related Compensation

Transaction-related compensation—During the period ended January 23, 2013, the Company received an allocated compensation charge from CBI of $20.0 million for the settlement of its long-term incentive plan associated with the completion of the IPO. The amount was determined by CBI and allocated to CyrusOne Inc. on January 23, 2013 and reflected as expense and contributed capital in the respective period.

Transaction Costs

Transaction Costs—Transaction costs represent legal, accounting and professional fees incurred in connection with the formation transactions, our qualification as a REIT and completed and potential business combinations. Transaction costs are expensed as incurred.

Transaction Costs—Transaction costs represent legal, accounting and professional fees incurred in connection with the formation transactions, CyrusOne’s qualification as a REIT and completed and potential business combinations. Transaction costs are expensed as incurred.

Income Taxes

Income Taxes—The Company was included in CBI’s consolidated tax returns in various jurisdictions for all Predecessor periods. In the accompanying financial statements, the Predecessor periods reflect income taxes as if the Company was a separate stand-alone company. The income tax provision consists of an amount for taxes currently payable and an amount for tax consequences deferred to future periods.

CyrusOne Inc. will elect to be taxed as a REIT under the Code, as amended, commencing with our taxable year ended December 31, 2013. Provided we qualify for taxation as a REIT and continue to meet the various qualification tests mandated under the Code, we are generally not subject to corporate level federal income tax on the earnings distributed currently to our stockholders. If we fail to qualify as a REIT in any taxable year, our taxable income will be subject to federal income tax at regular corporate rates and any applicable alternative minimum tax.

While the REIT and Operating Partnership do not pay federal income taxes, we are still subject to foreign, state and local income taxes in the locations in which it conducts business. Our taxable REIT subsidiaries (“TRS”) are also subject to federal and state income taxes to the extent there is taxable income.

Deferred income taxes are recognized in certain entities. Deferred income taxes are provided for temporary differences in the bases between financial statement and income tax assets and liabilities. Deferred income taxes are recalculated annually at rates then in effect. Valuation allowances are recorded to reduce deferred tax assets to amounts that are more likely than not to be realized. The ultimate realization of the deferred income tax assets depends upon on our ability to generate future taxable income during the periods in which basis differences and other deductions become deductible and prior to the expiration of the net operating loss carryforwards.

We have no liabilities for uncertain tax positions as of March 31, 2013. The earliest tax year for which we are subject to examination is 2010.

Income Taxes—The Predecessor was included in CBI’s consolidated tax returns in various jurisdictions. In the accompanying combined financial statements, we have accounted for income taxes as if the Predecessor was a separate stand-alone company. The income tax provision consists of an amount for taxes currently payable and an amount for tax consequences deferred to future periods.

Deferred income taxes are provided for temporary differences in the bases between financial statement and income tax assets and liabilities. Deferred income taxes are recalculated annually at rates then in effect. Valuation allowances are recorded to reduce deferred tax assets to amounts that are more likely than not to be realized. The ultimate realization of the deferred income tax assets depends upon our ability to generate future taxable income during the periods in which basis differences and other deductions become deductible and prior to the expiration of the net operating loss carryforwards.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions—The financial position of foreign subsidiaries is translated at the exchange rates in effect at the end of the period, while revenues and expenses are translated at average rates of exchange during the period. Gains or losses from translation of foreign operations where the local currency is the functional currency are included as components of accumulated other comprehensive income (loss). Gains and losses from translation and foreign currency transactions were immaterial for all periods presented.

Foreign Currency Translation and Transactions—The financial position of foreign subsidiaries is translated at the exchange rates in effect at the end of the period, while revenues and expenses are translated at average rates of exchange during the period. Gains or losses from translation of foreign operations where the local currency is the functional currency are included as components of accumulated other comprehensive (loss) income. Gains and losses arising from foreign currency transactions are recorded in the period incurred. Gains and losses from translation and foreign currency transactions were immaterial in 2012, 2011 and 2010.

Comprehensive Income (Loss)

Comprehensive Income (Loss)—Comprehensive income (loss) represents the change in net assets of a company from transactions and other events from non-owner sources. Comprehensive income (loss) equaled our net income (loss) for all periods presented.

Comprehensive Income (Loss)—Comprehensive income (loss) represents the change in net assets of a company from transactions and other events from non-owner sources. Comprehensive income (loss) equaled our net income (loss) in 2012, 2011 and 2010.

Stock-Based Compensation

Stock-Based Compensation—For all the Predecessor periods presented, some of our employees participated in CBI’s stock-based compensation plans. CBI values all share-based payments to employees at fair value on the date of grant and expenses this amount over the applicable vesting period. The fair value of stock options and stock appreciation rights was determined using the Black-Scholes option-pricing model using assumptions such as volatility, risk-free interest rate, holding period and expected dividends. The fair value of stock awards was based upon the closing market price of CBI’s common stock on the date of grant. For all share-based awards, a forfeiture rate is estimated based upon historical forfeiture patterns. The forfeiture rate reduces the total fair value of the awards that was recognized as compensation expense. For graded vesting awards, CBI’s policy is to recognize compensation expense on a straight-line basis over the vesting period. Certain employees have been granted awards, which are indexed to the change in CBI’s common stock price, which were cash settled. The accompanying condensed consolidated financial statements include an allocation of stock-based compensation costs for awards granted to our employees. Upon completion of our IPO and as follows, all benefits were either accelerated vested or terminated and settled by CBI with each respective employee.

In conjunction with the IPO, our Board of Directors adopted the 2012 Long-Term Incentive Plan (“LTIP Plan”). See further discussion in Note 10.

Stock-Based Compensation—Some of our employees participated in CBI’s stock-based compensation plans. CBI values all share-based payments to employees at fair value on the date of grant and expenses this amount over the applicable vesting period. The fair value of stock options and stock appreciation rights is determined using the Black-Scholes option-pricing model using assumptions such as volatility, risk-free interest rate, holding period and expected dividends. The fair value of stock awards is based upon the closing market price of CBI’s common stock on the date of grant. For all share-based awards, a forfeiture rate is estimated based upon the historical forfeiture patterns. The forfeiture rate reduces the total fair value of the awards to be recognized as compensation expense. For graded vesting awards, CBI’s policy is to recognize compensation expense on a straight-line basis over the vesting period. Certain employees have been granted awards, which are indexed to the change in CBI’s common stock price, which will be cash settled. These awards are marked to fair market value and the adjusted compensation cost is expensed on a pro-rata basis over the remaining vesting period. The accompanying combined financial statements include an allocation of stock-based compensation costs for awards granted to our employees.

Fair Value Measurements

Fair Value Measurements—Fair value measurements are utilized in accounting for business combinations and testing of goodwill and other long-lived assets for impairment. Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for asset and liabilities, is as follows:

Level 1—Observable inputs for identical instruments such as quoted market prices;

Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3—Unobservable inputs that reflect our determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including our own data.

Fair Value Measurements—Fair value measurements are utilized in accounting for business combinations and testing of goodwill and other long-lived assets for impairment. Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for asset and liabilities, is as follows:

Level 1—Observable inputs for identical instruments such as quoted market prices;

Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3—Unobservable inputs that reflect our determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including our own data.

Business Segments

Business Segments—Business segments are components of an enterprise for which separate financial information is available and regularly viewed by the chief operating decision maker to assess performance and allocate resources. Our chief operating decision maker reviews our financial information on an aggregate basis. Furthermore, our data centers have similar economic characteristics and customers across all geographic locations, our service offerings have similar production processes, deliver services in a similar manner and use the same types of facilities and similar technologies. As a result, we have concluded that we have one reportable business segment.

Business Segments—Business segments are components of an enterprise for which separate financial information is available and regularly viewed by the chief operating decision maker to assess performance and allocate resources. Our chief operating decision maker reviews our financial information on an aggregate basis. Furthermore, our data centers have similar economic characteristics and customers across all geographic locations, our service offerings have similar production processes, deliver services in a similar manner and use the same types of facilities and similar technologies. As a result, we have concluded that we have one reportable business segment.

Earnings Per Share

Earnings per share—For all periods subsequent to January 23, 2013, we will present Earnings Per Share (“EPS”) data. Basic EPS include only the weighted average number of common shares outstanding during the period. Diluted EPS includes the weighted average number of common shares and the dilutive effect of stock options, restricted stock and share unit awards and convertible subordinated notes outstanding during the period, when such instruments are dilutive.

All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are treated as participating in undistributed earnings with common shareholders. Awards of this nature are considered participating securities and the two-class method of computing basic and diluted EPS must be applied.

Earnings per Share—For the historical periods presented, the Predecessor operated without a defined capital structure or designated equity. As a result, earnings per share has not been presented.
Receivables

Receivables—Receivables consist principally of trade receivables from customers, are generally unsecured and are due within 30 to 90 days. Unbilled receivables arise from services rendered but not yet billed. Expected credit losses associated with trade receivables are recorded as an allowance for uncollectible accounts. The allowance for uncollectible accounts is estimated based upon historic patterns of credit losses for aged receivables as well as specific provisions for certain identifiable, potentially uncollectible balances. When internal collection efforts on accounts have been exhausted, the accounts are written off and the associated allowance for uncollectible accounts is reduced. The Company has receivables with two large customers that exceed 10% of the Company’s outstanding accounts receivable balance at December 31, 2012. There were no customers that exceeded 10% of the Company’s outstanding accounts receivables balance at December 31, 2011.

Prior to October 1, 2012, we sold most of our trade and other accounts receivable without recourse to Cincinnati Bell Funding LLC (“CBF”), a bankruptcy-remote subsidiary of CBI, at a 2.5% discount to the receivables’ face value. CBTS, a wholly-owned subsidiary of CBI, and Cyrus Networks LLC (“Cyrus Networks”) began selling their receivables to CBF in March 2009 and June 2011, respectively. The transfer of these assets qualified as a sale pursuant to Accounting Standards Codification (“ASC”) 860-10, Transfers of Financial Assets, as these receivables had been isolated from the Predecessor and its creditors. The Predecessor continued to service these receivables and received a fee for this service. Effective October 1, 2012, we terminated our participation in this program.

As of December 31, 2012 receivables were $33.5 million and the allowance for uncollectible accounts was $0.3 million. The December 31, 2011 receivables and related allowance for uncollectible accounts were immaterial for 2011.

Deferred Leasing Costs

Deferred Leasing Costs—Sales commissions incurred at the commencement of a new lease are capitalized and amortized over the term of the customer lease. Amortization of deferred leasing costs is presented with depreciation and amortization in the accompanying combined statements of operations. If a lease terminates prior to the expected life of the customer relationship, the remaining unamortized cost is written off to amortization expense.

Deferred Financing Costs

Deferred Financing Costs—Legal and professional fees incurred in connection with issuance of debt and revolving credit facilities are capitalized and amortized over the term of the financing arrangement. Amortization of deferred financing costs is presented within interest expense in the accompanying combined statements of operations.

Pushdown of CBI Acquisition-Related Debt

Pushdown of CBI Acquisition-Related Debt—In June 2010, CBI borrowed $526 million on its corporate credit facility to finance the acquisition of Cyrus Networks. In accordance with Staff Accounting Bulletin Topic 5J (“SAB Topic 5J”), we presented $168 million of CBI acquisition-related debt in our combined financial statements. We considered various allocation methodologies in determining the amount of debt to be recognized in the combined financial statements. The method selected was based on a leverage ratio common to the industry. As of December 31, 2010, the pushdown of CBI acquisition debt was derecognized from the Predecessor’s financial statements concurrent with a divisional control distribution from the Predecessor and issuance of a $400 million note payable to CBI. The reversal of debt recognition was offset by an increase to divisional control.

Restructuring Costs		Restructuring Costs—A restructuring charge was recognized in 2010 to terminate an existing sales commission plan in order to transition to a common plan for all commissioned employees.
Operating and Transactional Taxes

Operating and Transactional Taxes—Certain operating taxes, such as property, sales, use and value added taxes, are reported as expenses in operating income. These taxes are not included in income tax expense because the amounts to be paid are not dependent on the level of income generated. We also record operating expenses for the establishment of liabilities related to certain operating tax audit exposures. These liabilities are established based on our assessment of the probability of payment. Upon resolution of an audit, any remaining liability not paid is released and increases operating income.

Business Combinations

Business Combinations—In accounting for business combinations, we apply the accounting requirements of ASC 805, Business Combinations, which requires the recording of net assets of acquired businesses at fair value. In developing estimates of fair value of acquired assets and assumed liabilities, management analyzed a variety of factors including market data, estimated future cash flows of the acquired operations, industry growth rates, current replacement cost for fixed assets and market rate assumptions for contractual obligations. Such a valuation requires management to make significant estimates and assumptions, particularly with respect to the intangible assets. Acquisition costs are expensed as incurred.

Related Party Transactions

Related Party Transactions—CBI provided us with a variety of services. Cost allocation methods which were employed to determine the costs to be recognized in the accompanying combined financial statements included the following:

•	Specific identification—Applied when amounts were specifically identifiable to our operations.

•	Reasonable allocation method—When amounts were not clearly or specifically identifiable to our operations, management applied a reasonable allocation method.

Insurance Programs

Insurance Programs—CBI provided the Predecessor with coverage for certain employee health care benefits as well as losses incurred related to general liability, workers’ compensation and automobile claims. CBI has purchased third-party insurance policies for these risks and is self-insured up to certain limits. Our portion of CBI’s self-insured insurance expense has been determined based on its historical experience of paid claims.

Pension and Postretirement

Pension and Postretirement—Some of our employees participated in CBI’s pension and postretirement benefit plans. These plans have been accounted for as multi-employer plans which require us to recognize expense for our proportionate share of the annual contributions to these plans. Our proportionate share of these contributions was determined using the projected benefit obligation associated with our plan participants compared to CBI’s plan participants and was immaterial in 2012, 2011 and 2010.